EMPLOYEE BENEFITS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFITS [abstract]
Wages and salaries	¥ 5,949,037	¥ 5,726,123	¥ 5,320,484
Provision for medical, housing scheme and other employee benefits (a)	1,326,476	1,353,800	1,296,392
Contributions to the defined contribution scheme (b)	408,922	999,020	829,539
Total employee benefits	¥ 7,684,435	¥ 8,078,943	¥ 7,446,415